SHORT-TERM BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Debt [Abstract]
Schedule of Short-Term Borrowings from Financial Institutions

Short-term borrowings from financial institutions consisted of the following on June 30, 2026:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		2,950,000	$434,776	2026.05.18	2027.05.17	0%
Bank of Wenzhou		11,500,000	1,694,890	2025.10.30	2026.10.28	4.25%
Bank of China		10,000,000	1,473,818	2026.01.17	2027.01.12	2.70%
Industrial and Commercial Bank of China		6,500,000	957,981	2026.02.27	2027.02.27	2.80%
Huaxia Bank		10,000,000	1,473,818	2025.09.29	2026.09.20	2.85%
Huaxia Bank		20,000,000	2,947,635	2025.09.29	2026.09.20	2.65%
Total	RMB	60,950,000	$8,982,918
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Wenzhou		11,500,000	1,644,478	2025.10.30	2026.10.28	4.25%
Bank of China		10,000,000	1,429,981	2025.01.17	2026.01.16	2.70%
Huaxia Bank		10,000,000	1,429,981	2025.09.29	2026.09.20	2.85%
Huaxia Bank		20,000,000	2,859,962	2025.09.29	2026.09.20	2.65%
Industrial and Commercial Bank of China		6,500,000	929,488	2025.03.20	2026.03.20	2.80%
Total	RMB	58,000,000	$8,293,890